SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Allowance for Credit Losses) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	$ 27,684	$ 19,779		$ 0
Cumulative Effect, Period Of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses			$ 2,000	$ 2,002